Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents

5. Cash and Cash equivalents

(1) Cash and cash equivalents as of December 31, 2017, 2016 and January 1, 2016 consist of the following:

	December 31, 2017		December 31, 2016		January 1, 2016
	(In millions of Korean won)
Deposits in banks	~~W~~	24,431	~~W~~	7,773	~~W~~	24,044
Money market instruments		14,664		8,947		865
Total	~~W~~	39,095	~~W~~	16,720	~~W~~	24,909

(2) Restricted cash included in cash and cash equivalents as of December 31, 2017, 2016 and January 1, 2016 are as follows:

	December 31, 2017		December 31, 2016		January 1, 2016
	(In millions of Korean won)
Credit card deposits	~~W~~	20	~~W~~	—	~~W~~	—